Annual Operating Expenses - FidelityLow-PricedStockFund-RetailPRO - FidelityLow-PricedStockFund-RetailPRO - Fidelity Low-Priced Stock Fund	Jan. 29, 2025
Operating Expenses:
Management fee	0.88%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.89%

[1]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.